PRODUCTIVITY, INTEGRATION AND RESTRUCTURING INITIATIVES	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
PRODUCTIVITY, INTEGRATION AND RESTRUCTURING INITIATIVES
PRODUCTIVITY, INTEGRATION AND RESTRUCTURING INITIATIVES
Productivity and Reinvestment
In February 2012, the Company announced a four-year productivity and reinvestment program designed to further enable our efforts to strengthen our brands and reinvest our resources to drive long-term profitable growth. This program is focused on the following initiatives: global supply chain optimization; global marketing and innovation effectiveness; operating expense leverage and operational excellence; data and information technology systems standardization; and the integration of Old CCE's North American bottling operations.
In February 2014, the Company announced the expansion of our productivity and reinvestment program to drive incremental productivity by 2016 that will primarily be redirected into increased media investments. Our incremental productivity goal consists of two relatively equal components. First, we will expand savings through global supply chain optimization, data and information technology systems standardization, and resource and cost reallocation. Second, we will increase the effectiveness of our marketing investments by transforming our marketing and commercial model to redeploy resources into more consumer-facing marketing investments to accelerate growth.
In October 2014, the Company announced that we were further expanding our productivity and reinvestment program and extending it through 2019. The expansion of the productivity initiatives will focus on four key areas: restructuring the Company's global supply chain, including manufacturing in North America; implementing zero-based work, an evolution of zero-based budget principles, across the organization; streamlining and simplifying the Company's operating model; and further driving increased discipline and efficiency in direct marketing investments.
The Company has incurred total pretax expenses of $2,056 million related to this program since it commenced. These expenses were recorded in the line item other operating charges in our consolidated statement of income. Refer to Note 19 for the impact these charges had on our operating segments. Outside services reported in the table below primarily relate to expenses in connection with legal, outplacement and consulting activities. Other direct costs reported in the table below include, among other items, internal and external costs associated with the development, communication, administration and implementation of these initiatives; accelerated depreciation on certain fixed assets; contract termination fees; and relocation costs.
The following table summarizes the balance of accrued expenses related to these productivity and reinvestment initiatives and the changes in the accrued amounts since the commencement of the plan (in millions):

	Severance Pay and Benefits		Outside Services	Other Direct Costs	Total
2013
Accrued balance as of January 1	$12		$6	$8	$26
Costs incurred	188		59	247	494
Payments	(113)		(59)	(209)	(381)
Noncash and exchange	1		—	(28)	(27)
Accrued balance as of December 31	$88		$6	$18	$112
2014
Costs incurred	$277		$77	$247	$601
Payments	(103)		(79)	(220)	(402)
Noncash and exchange	(2)		—	(24)	(26)
Accrued balance as of December 31	$260		$4	$21	$285
2015
Costs incurred	$269		$56	$366	$691
Payments	(200)		(47)	(265)	(512)
Noncash and exchange	(185)	[1]	(5)	(70)	(260)
Accrued balance as of December 31	$144		$8	$52	$204

[1] Includes pension settlement charges. Refer to Note 13.
Integration Initiatives
Integration of Our German Bottling Operations
In 2008, the Company began an integration initiative related to our German bottling operations acquired in 2007. The Company incurred $292 million, $208 million and $187 million of expenses related to this initiative in 2015, 2014 and 2013, respectively, and has incurred total pretax expenses of $1,127 million related to this initiative since it commenced. These expenses were recorded in the line item other operating charges in our consolidated statements of income and impacted the Bottling Investments operating segment. The expenses recorded in connection with these integration activities have been primarily due to involuntary terminations. The Company had $122 million and $101 million accrued related to these integration costs as of December 31, 2015 and 2014, respectively.
The Company is currently reviewing other restructuring opportunities within the German bottling operations, which if implemented will result in additional charges in future periods. However, as of December 31, 2015, the Company had not finalized any additional plans.